Basis of Presentation and General Information - Newbuildings (Table) (Details)	6 Months Ended
Jun. 30, 2016
HN 1371 (tbn Star Virgo) (1)
Vessel
DWT	208,000
Expected Delivery Date	Jan-17
HN 1360 (tbn Star Ariadne) (1)
Vessel
DWT	208,000
Expected Delivery Date	Feb-17
HN 1342 (tbn Star Gemini)
Vessel
DWT	208,000
Expected Delivery Date	Jul-17
HN 1361 (tbn Star Magnanimus) (1)
Vessel
DWT	208,000
Expected Delivery Date	Jan-18
HN 1343 (tbn Star Leo)
Vessel
DWT	208,000
Expected Delivery Date	Jan-18
Newbuildings
Vessel
DWT	1,040,000